Risk management - Schedule of exposure and impairment losses by stage, by entity (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) tranches	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 953,919	€ 949,583	€ 903,646
Impairment loss on financial assets	€ 22,778	22,854	22,125
Spain
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 205,994	212,593	214,761
Impairment loss on financial assets	3,922	4,645	6,007
Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	843,297	850,779	802,967
Impairment loss on financial assets	3,592	3,807	4,149
Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	183,324	191,349	186,353
Impairment loss on financial assets	300	507	422
Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76,784	66,196	69,968
Impairment loss on financial assets	5,055	5,195	5,103
Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15,134	12,351	15,647
Impairment loss on financial assets	663	666	580
Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,838	32,608	30,711
Impairment loss on financial assets	14,131	13,852	12,873
Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,536	8,893	12,761
Impairment loss on financial assets	2,959	3,472	5,005
From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	149,326	173,946	190,278
From AAA to AA- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,875	37,580	44,330
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147,065	172,440	188,434
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,827	37,133	43,978
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,261	1,506	1,844
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48	447	352
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	435,359	404,685	388,962
From A+ to BB | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	101,859	107,949	109,697
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	421,449	394,084	377,008
From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	101,079	107,667	109,142
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,910	10,601	11,954
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	780	282	555
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	304,191	305,109	278,071
From BB- to B- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,694	52,684	44,820
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	262,954	272,456	233,779
From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,905	46,296	33,104
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,237	32,653	44,292
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,789	6,388	11,716
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,043	65,843	46,335
CCC and below | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,566	14,380	19,106
CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,829	11,799	3,746
CCC and below | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,513	253	336
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,376	21,436	11,878
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,517	5,234	5,008
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,838	32,608	30,711
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 7,536	8,893	13,762
Santander UK plc
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 235,344	245,070	247,678
Impairment loss on financial assets	1,066	1,032	967
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	205,708	221,566	223,481
Impairment loss on financial assets	172	166	135
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26,118	20,445	20,689
Impairment loss on financial assets	498	529	372
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,518	3,059	3,508
Impairment loss on financial assets	396	337	460
Santander UK plc | From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47,509	86,757	98,403
Santander UK plc | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,236	85,930	97,388
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,273	827	1,015
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156,734	126,132	121,104
Santander UK plc | From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	145,884	118,585	113,030
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,850	7,547	8,074
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,583	27,924	23,720
Santander UK plc | From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,588	16,831	13,063
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,995	11,093	10,657
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,518	4,257	4,451
Santander UK plc | CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	220	0
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	978	943
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 3,518	3,059	3,508
Santander Bank, National Association | United States
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 55,983	62,072	55,153
Impairment loss on financial assets	885	707	622
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,665	58,319	50,402
Impairment loss on financial assets	409	392	263
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,424	3,294	4,274
Impairment loss on financial assets	335	241	314
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	894	459	477
Impairment loss on financial assets	141	74	45
Santander Bank, National Association | From AAA to AA- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,910	7,029	8,935
Santander Bank, National Association | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,834	6,884	8,811
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	145	124
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From A+ to BB | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,926	21,134	30,412
Santander Bank, National Association | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,468	20,768	29,379
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	459	366	1,033
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From BB- to B- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	28,751	32,584	14,949
Santander Bank, National Association | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25,312	30,359	12,193
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,439	2,225	2,756
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | CCC and below | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,396	1,325	857
Santander Bank, National Association | CCC and below | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52	308	19
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	450	558	361
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 894	459	477
Santander Consumer USA Holdings Inc. | United States | North America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 28,877	31,960	29,652
Impairment loss on financial assets	3,327	3,356	2,837
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,973	22,470	20,094
Impairment loss on financial assets	597	672	524
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,632	5,620	7,900
Impairment loss on financial assets	1,019	1,232	1,741
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,272	3,870	1,658
Impairment loss on financial assets	1,712	1,452	572
Santander Consumer USA Holdings Inc. | From AAA to AA- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	421
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	417
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	4
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	99	171	835
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	99	171	800
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	35
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From BB- to B- | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,515	15,076	24,585
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,120	14,564	18,655
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	512	5,930
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | CCC and below | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,263	16,713	3,811
Santander Consumer USA Holdings Inc. | CCC and below | Stage 1 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,754	7,735	222
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,237	5,108	1,931
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | United States | North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 5,272	3,870	1,658
Banco Santander Brasil SA | Brazil | South America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 113,409	101,466	84,683
Impairment loss on financial assets	6,338	6,128	4,651
Banco Santander Brasil SA | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	96,799	85,636	75,140
Impairment loss on financial assets	722	575	1,232
Banco Santander Brasil SA | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,131	8,125	5,361
Impairment loss on financial assets	1,078	1,219	909
Banco Santander Brasil SA | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,479	7,705	4,182
Impairment loss on financial assets	4,538	4,334	2,510
Banco Santander Brasil SA | From AAA to AA- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,138	18,074	22,851
Banco Santander Brasil SA | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,670	18,033	22,555
Banco Santander Brasil SA | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	468	41	296
Banco Santander Brasil SA | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander Brasil SA | From A+ to BB | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,620	36,244	24,283
Banco Santander Brasil SA | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,869	35,902	24,003
Banco Santander Brasil SA | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	751	342	280
Banco Santander Brasil SA | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander Brasil SA | From BB- to B- | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,284	34,464	29,281
Banco Santander Brasil SA | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,107	31,269	27,040
Banco Santander Brasil SA | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,177	3,195	2,241
Banco Santander Brasil SA | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander Brasil SA | CCC and below | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,367	12,684	8,268
Banco Santander Brasil SA | CCC and below | Stage 1 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,153	432	1,542
Banco Santander Brasil SA | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,735	4,547	2,544
Banco Santander Brasil SA | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 7,479	€ 7,705	€ 4,182